Net Operating Losses Carryforwards by Expiration Date (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 1,391
2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16
2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	1
2018
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	868
2019 and Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 506